Intangible Assets - Summary of Intangible Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	$ 358,908,000	$ 22,357,000	$ 25,457,000
Additions	(10,843,000)	(6,681,000)	(3,510,000)
Disposals	(50,000)	0	0
Transfer	0	(98,000)	0
Acquisitions of subsidiaries	63,008,000	345,942,000
CTA	498,000	(2,612,000)	410,000
Closing balance	411,521,000	358,908,000	22,357,000
Impairment of intangible assets	0	0	0
Non-contractual customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Closing balance	4,315,000
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Closing balance	363,000
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	425,832,000	82,365,000	80,327,000
Additions	6,536,000	292,000	2,497,000
Disposals	(50,000)	(407,000)	0
Transfer	0	324,000	0
Acquisitions of subsidiaries	63,272,000	345,981,000
CTA	714,000	(2,723,000)	(459,000)
Closing balance	496,304,000	425,832,000	82,365,000
Gross carrying amount | Placement agents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	36,804,000	36,896,000	35,284,000
Additions	5,263,000	0	2,000,000
Disposals	(50,000)	0	0
Transfer	0	0	0
Acquisitions of subsidiaries	0	0
CTA	131,000	(92,000)	(388,000)
Closing balance	42,148,000	36,804,000	36,896,000
Gross carrying amount | Contractual rights
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	44,156,000	44,156,000	44,156,000
Additions	0	0	0
Disposals	0	0	0
Transfer	0	0	0
Acquisitions of subsidiaries	0	0
CTA	0	0	0
Closing balance	44,156,000	44,156,000	44,156,000
Gross carrying amount | Non-contractual customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	84,705,000	0
Additions	0	0
Disposals	0	0
Transfer	335,000	0
Acquisitions of subsidiaries	25,366,000	85,619,000
CTA	185,000	(914,000)
Closing balance	110,591,000	84,705,000	0
Gross carrying amount | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	1,848,000	1,313,000	887,000
Additions	1,273,000	292,000	497,000
Disposals	0	(407,000)	0
Transfer	0	324,000	0
Acquisitions of subsidiaries	264,000	397,000
CTA	130,000	(71,000)	(71,000)
Closing balance	3,515,000	1,848,000	1,313,000
Gross carrying amount | Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	15,428,000	0
Additions	0	0
Disposals	0	0
Transfer	0	0
Acquisitions of subsidiaries	3,617,000	15,598,000
CTA	30,000	(170,000)
Closing balance	19,075,000	15,428,000	0
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	242,891,000	0
Additions	0	0
Disposals	0	0
Transfer	(335,000)	0
Acquisitions of subsidiaries	34,025,000	244,367,000
CTA	238,000	(1,476,000)
Closing balance	276,819,000	242,891,000	0
Accumulated depreciation and amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(66,924,000)	(60,008,000)	(54,870,000)
Additions	(17,379,000)	(6,973,000)	(6,007,000)
Disposals	0	407,000	0
Transfer	0	(422,000)	0
Acquisitions of subsidiaries	(264,000)	(39,000)
CTA	(216,000)	111,000	869,000
Closing balance	(84,783,000)	(66,924,000)	(60,008,000)
Accumulated depreciation and amortisation | Placement agents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(30,996,000)	(28,915,000)	(27,387,000)
Additions	(1,442,000)	(2,148,000)	(2,300,000)
Disposals	0	0	0
Transfer	0	0	0
Acquisitions of subsidiaries	0	0
CTA	(65,000)	67,000	772,000
Closing balance	(32,503,000)	(30,996,000)	(28,915,000)
Accumulated depreciation and amortisation | Contractual rights
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(34,051,000)	(30,428,000)	(26,805,000)
Additions	(2,526,000)	(3,623,000)	(3,623,000)
Disposals	0	0	0
Transfer	0	0	0
Acquisitions of subsidiaries	0	0
CTA	0	0	0
Closing balance	(36,577,000)	(34,051,000)	(30,428,000)
Accumulated depreciation and amortisation | Non-contractual customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(785,000)	0
Additions	(9,773,000)	(785,000)
Disposals	0	0
Transfer	0	0
Acquisitions of subsidiaries	0	0
CTA	(95,000)	0
Closing balance	(10,653,000)	(785,000)	0
Accumulated depreciation and amortisation | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(839,000)	(665,000)	(678,000)
Additions	(410,000)	(164,000)	(84,000)
Disposals	0	407,000	0
Transfer	0	(422,000)	0
Acquisitions of subsidiaries	(264,000)	(39,000)
CTA	(26,000)	44,000	97,000
Closing balance	(1,539,000)	(839,000)	(665,000)
Accumulated depreciation and amortisation | Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(253,000)	0
Additions	(3,228,000)	(253,000)
Disposals	0	0
Transfer	0	0
Acquisitions of subsidiaries	0	0
CTA	(30,000)	0
Closing balance	$ (3,511,000)	$ (253,000)	$ 0